Commitments and Contingencies - Operating leases future payments (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Year ending December 31:
2022	$ 2,966
2023	3,233
2024	3,381
2025	3,323
2026	3,358
Total minimum lease payments	$ 16,261